Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions
Related Party Transactions

Note 5 — Related Party Transactions

Founder Shares

In June 2021, the initial stockholders paid $25,000 in exchange for 2,875,000 shares of common stock (the “Founder Shares”). The number of Founder Shares outstanding was determined based on the expectation that the total size of the IPO would be a maximum of 11,500,000 Units if the underwriter’s over-allotment option is exercised in full, and therefore that such Founder Shares would represent 20% of the outstanding shares after the IPO.

The initial stockholders have agreed not to transfer, assign or sell (i) any of the Founder Shares until nine months after the date of the consummation of the initial Business Combination or earlier if, subsequent to the initial Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the stockholders having the right to exchange their common stock for cash, securities or other property or (ii) any of the Private Placement Units until the completion of the initial Business Combination. The representative’s Private Placement Units are identical to the Units sold in the IPO except that they may not (including the common stock issuable upon exercise of these warrants), subject to certain limited exceptions, be transferred, assigned or sold by the holders until after the completion of the initial Business Combination. Additionally, for so long as the warrants underlying the Private Placement Units are held by the representative and its designees, they will not be exercisable more than five years from the commencement date of sales in the IPO in accordance with FINRA Rule 5110(g)(8)(A).

Promissory Note — Related Party, pre-IPO

The Sponsor agreed to loan the Company up to $400,000 to be used for a portion of the expenses of the IPO. These loans were non-interest bearing, unsecured and due at the earlier of February 28, 2022 or the closing of the IPO. As of September 30, 2023 and December 31, 2022, no amounts were outstanding under the unsecured promissory note.

Promissory Notes

In April and May 2023, the Company secured operational working capital of up to $1,000,000 (“Promissory Notes”) through investors within the Sponsor and other third parties. The Promissory Notes are not interest bearing, and as an incentive for the Promissory Notes provided, the investors were given an aggregate of 165,598 Founder Shares. The fair value of the Promissory Notes was recognized as a decrease in the principal value of the Promissory Notes at the date of issuance and a component of shareholders equity. The principal value of the Promissory Notes will accrete over time to the original issuance value over the life of the Promissory Notes. The principal balance of the Promissory Notes shall be payable upon consummation of an initial Business Combination; provided that the Company shall have the right to extend the Repayment Date for up to 12 months thereafter in the event that the minimum cash transaction proceeds (as described in the definitive agreement with respect to such Business Combination) are not met, or would not be met but for such extension. The principal balance may be prepaid at any time.

At September 30, 2023, the Company had received $981,460 in proceeds related to the Promissory Notes and since the issuance of the Promissory Notes, $1,616,132 has been recognized in the statement of operations as accrued interest. The investors have no right to redemption on the transferred shares.

In September 2023 the Company borrowed an aggregate of $181,819 from a related party (“September Borrowings”) and reported the amount due on the condensed balance sheet within due to related party. As of September 30, 2023, terms of the September Borrowings were not finalized, however, in November 2023 the notes were finalized to be non-interest bearing and due upon consummation of the Business Combination (see Note 9).

Working Capital Loans

In order to finance transaction costs in connection with an intended initial Business Combination, the initial stockholders, officers and directors and their affiliates may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). The Working Capital Loans would be evidenced by promissory notes. In the event that the Company is unable to consummate an initial Business Combination, the Company may use a portion of the offering proceeds held outside the Trust Account to repay such loaned amounts but no proceeds from the Trust Account would be used for such repayment. If the Company consummates an initial Business Combination, the notes would either be paid upon consummation of the initial Business Combination, without interest, or, at the lender’s discretion, up to $1,000,000 of the notes may be converted upon consummation of the Business Combination into additional Private Placement Units at a price of $10.00 per unit (which, for example, would result in the holders being issued 100,000 units if the full amount of notes are issued and converted). At September 30, 2023 and December 31, 2022, no such Working Capital Loans were outstanding.

Administrative Service Fee

The Company entered into an administrative services agreement on October 18, 2021, pursuant to which the Company will pay the Sponsor a total of $10,000 per month for office space, utilities, secretarial support and other administrative and consulting services. Upon completion of the Company’s initial Business Combination or its liquidation, the Company will cease paying these monthly fees. At September 30, 2023 and December 31, 2022, the Company had accrued $81,356 and $21,356, respectively, of administrative service fees. For three and nine months ended September 30, 2023 and 2022, the Company incurred $30,000 and $90,000 of administrative service fees expense, respectively. Included in the Administrative Service Fee paid to the Sponsor is $100,000 the Sponsor pays to Lawson Gow, the Company’s Chief Strategy Officer, in connection with services related to identifying and consummating the initial Business Combination.

Related Party Investments

In December 2022, the Chief Executive Officer of the Company, and a director of the Company, loaned a total of $600,000 to Infrared Cameras Holdings, Inc. (“the Borrower”) bearing interest at 10% per annum increasing to 12% per annum on February 15, 2023. Interest is due upon the Maturity Date, which is six months from the effective dates of the notes.

The unpaid principal balance of these notes and accrued and unpaid interest shall be converted into shares of common stock, par value $0.01 per share, of Borrower at the Automatic Conversion Price (“Automatic Conversion”), described below.

The automatic conversion date is immediately before the Borrower consummates an initial public offering or consummates a Business Combination resulting in the Borrower’s shares of common stock being publicly traded.

The Automatic Conversion Price is approximately 50% less than the publicly traded price if the Borrower consummates an initial public offering, or 50% less than the assigned value per share if the Borrow consummates a Business Combination resulting in the Borrower’s shares of common stock being publicly traded.

In April 2023 and May 2023, multiple lenders (“Multiple Lenders”) agreed to loan the Company up to $1,000,000. The loans are non-interest bearing, unsecured and due at the earlier of the consummation of an initial Business Combination; provided that the Company has the right to extend the repayment date for up to 12 months. These notes are non-convertible into any securities of the Company. In consideration for the loans, the lenders received an aggregate of 165,598 Founder Shares from the Company’s initial shareholders.

In April 2023, the holders of the Company’s Founder Shares (“Holders”) have agreed that in order to induce investors to provide PIPE Financing in connection with the Business Combination Agreement or to commit to a non-redemption agreement, each Holder shall transfer and assign to the Company (or such other Affiliate of the Company or any counterparty in any PIPE Financing the Company may designate (each, a “Financing Counterparty”)), for no consideration, up to 500,000 Founder Shares (the “Transferred Shares”).

The Company has assigned and transferred an aggregate of 165,598 Transferred Shares to Multiple Lenders. Additionally, the Company shall have the right to cause the Holders to assign and transfer the remaining Transferred Shares in any amount up to an additional 300,000 Transferred Shares, to any Financing Counterparty in a PIPE Financing or non-redemption agreement the Company may enter into prior to the closing of the Business Combination Agreement.

Note 5 — Related Party Transactions

Founder Shares

In June 2021, the initial stockholders paid $25,000 in exchange for 2,875,000 shares of common stock (the “Founder Shares”). The number of Founder Shares outstanding was determined based on the expectation that the total size of the IPO would be a maximum of 11,500,000 Units if the underwriter’s over-allotment option is exercised in full, and therefore that such Founder Shares would represent 20% of the outstanding shares after the IPO. As of December 31, 2022 and 2021, of the 2,875,000 shares outstanding, none of which were subject to forfeiture due to the full exercise of the over-allotment option by the underwriters upon the consummation of the IPO.

The initial stockholders have agreed not to transfer, assign or sell (i) any of the Founder Shares until nine months after the date of the consummation of the initial Business Combination or earlier if, subsequent to the initial Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the stockholders having the right to exchange their common stock for cash, securities or other property or (ii) any of the Private Placement Units until the completion of the initial Business Combination. The representative’s Private Placement Units are identical to the Units sold in the IPO except that they may not (including the common stock issuable upon exercise of these warrants), subject to certain limited exceptions, be transferred, assigned or sold by the holders until after the completion of the initial Business Combination. Additionally, for so long as the warrants underlying the Private Placement Units are held by the representative and its designees, they will not be exercisable more than five years from the commencement date of sales in the IPO in accordance with FINRA Rule 5110(g)(8)(A).

Promissory Note — Related Party

The Sponsor agreed to loan the Company up to $400,000 to be used for a portion of the expenses of the IPO. These loans were non-interest bearing, unsecured and due at the earlier of February 28, 2022 or the closing of the IPO. At December 31, 2021, the outstanding balance under the promissory note of $323,190 had been paid in full and the unsecured promissory note is no longer available to the Company. As of December 31, 2022 and 2021, no amounts were outstanding under the unsecured promissory note.

Working Capital Loans

In order to finance transaction costs in connection with an intended initial Business Combination, the initial stockholders, officers and directors and their affiliates may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). The Working Capital Loans would be evidenced by promissory notes. In the event that the Company is unable to consummate an initial Business Combination, the Company may use a portion of the offering proceeds held outside the Trust Account to repay such loaned amounts but no proceeds from the Trust Account would be used for such repayment. If the Company consummates an initial Business Combination, the notes would either be paid upon consummation of the initial Business Combination, without interest, or, at the lender’s discretion, up to $1,000,000 of the notes may be converted upon consummation of the Business Combination into additional Private Placement Units at a price of $10.00 per unit (which, for example, would result in the holders being issued 100,000 units if the full amount of notes are issued and converted). At December 31, 2022 and 2021, no such Working Capital Loans were outstanding.

Administrative Service Fee

The Company entered into an administrative services agreement on October 18, 2021, pursuant to which the Company will pay the Sponsor a total of $10,000 per month for office space, utilities, secretarial support and other administrative and consulting services. Upon completion of the Company’s initial Business Combination or its liquidation, the Company will cease paying these monthly fees. At December 31, 2022 and 2021, the Company had accrued $21,356 and $24,516, respectively, of administrative service fees. For the year ended December 31, 2022, the Company incurred $120,000 of administrative service fees expense. For the period from May 14, 2021 (inception) through December 31, 2021, the Company incurred $24,516 of administrative service fees expense. Included in the Administrative Service Fee paid to the Sponsor is $100,000 the Sponsor pays to Lawson Gow, the Company’s Chief Strategy Officer, in connection with services related to identifying and consummating the initial Business Combination.

Related Party Investments

In December 2022, the Chief Executive Officer of the Company, and a director of the Company, loaned a total of $600,000 to Infrared Cameras Holdings, Inc. (“the Borrower”) bearing interest at 10% per annum increasing to 12% per annum on February 15, 2023. Interest is due upon the Maturity Date, which is six months from the effective dates of the notes.

The unpaid principal balance of these notes and accrued and unpaid interest shall be converted into shares of common stock, par value $0.01 per share, of Borrower at the Automatic Conversion Price (“Automatic Conversion”), described below.

The automatic conversion date is immediately before the Borrower consummates an initial public offering or consummates a business combination resulting in the Borrower’s shares of common stock being publicly traded.

The Automatic Conversion Price is approximately 50% less than the publicly traded price if the Borrower consummates an initial public offering, or 50% less than the assigned value per share if the Borrow consummates a business combination resulting in the Borrower’s shares of common stock being publicly traded.